ALLOWANCE FOR EXPECTED CREDIT LOSSES - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Economic Assumptions [Line Items]
Loans and advances to customers	£ 435,627	£ 430,829
Allowance account for credit losses of financial assets	4,796	4,000
Stage 3 £m
Schedule of Key Economic Assumptions [Line Items]
Loans and advances to customers	1,500
Management adjustments
Schedule of Key Economic Assumptions [Line Items]
Increase in allowance account for credit losses of financial assets	330	1,278
Commercial banking
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,807	1,416
Individually assessed £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Individually assessed £m | Commercial banking
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Individually assessed £m | Commercial banking | Minimum
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	908	741
Individually assessed £m | Commercial banking | Maximum
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	£ 1,140	£ 1,023
Upside
Schedule of Key Economic Assumptions [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Downside
Schedule of Key Economic Assumptions [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Base case
Schedule of Key Economic Assumptions [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Severe downside
Schedule of Key Economic Assumptions [Line Items]
Probability of default weight (in percent)	10.00%	10.00%